General Information - Details of Consolidated Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022 Subsidiaries
Senex Holdings PTY LTD
Disclosure of subsidiaries [line items]
Number of subsidiaries	19